Acquired Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Intangible Assets, Net (Textual)
Amortization expenses	$ 116,973	$ 285,088	$ 448,768
Future amortization expenses for 2017	11,214
Future amortization expenses for 2018	11,214
Future amortization expenses for 2019	112,214
Future amortization expenses for 2020	11,214
Future amortization expenses for 2021	63,566
Impairment loss on intangible assets	$ 1,111,149	$ 250,360	1,802,125
Disposal of intangible assets			$ 3,149,842